UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 28, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:  $42,614 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   434   529632      SH       SOLE                 529632      0     0
AZZ INC.                      COMMON            002474104   726   18725       SH       SOLE                 18725       0     0
BAY COMMERCIAL BANK CA        OTC IS            072199102   367   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 BONDS             055639108   2464  3000000    PRN       SOLE                 3000000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6139  120000      SH       SOLE                 120000      0     0
CINEMARK HOLDINGS INC.        OTC IS            17243V102   1743  92300       SH       SOLE                 92300       0     0
DECKERS OUTDOOR CORP          OTC IS            243537107   2795  30000       SH       SOLE                 30000       0     0
ELIZABETH ARDEN INC           OTC IS            28660G106   1422  50000       SH       SOLE                 50000       0     0
FURMANITE CORPORATION         COMMON            361086101   1590  293900      SH       SOLE                 293900      0     0
GASTAR EXPLORATION LTD        OPTION            367299203   1200  400000      SH       SOLE                 400000      0     0
GASTAR EXPLORATION LTD        COMMON            367299203   2151  717005      SH       SOLE                 717500      0     0
GLU MOBILE INC.               OTC IS            379890106   820   388700      SH       SOLE                 388700      0     0
GOODRICH PETROLEUM CORP       COMMON            382410405   1057  89390       SH       SOLE                 89390       0     0
GULFPORT ENERGY CORP.         OTC IS            402635304   1693  70000       SH       SOLE                 70000       0     0
MADALENA VENTURES INC.        COMMON            556232106   685   1500000     SH       SOLE                 1500000     0     0
MATRIX SERVICE CO.            OTC IS            576853105   619   72707       SH       SOLE                 72707       0     0
NETSPEND HOLDINGS             OTC IS            64118V106   1396  271500      SH       SOLE                 271500      0     0
OBAGI MEDICAL PRODUCTS        OTC IS            67423R108   1789  197199      SH       SOLE                 197199      0     0
PENN OCTANE CORP.             OTC IS            707573101   129   861522      SH       SOLE                 861522      0     0
PROSHARES TR II               OTC IS            74347W882   1542  80000       SH       SOLE                 80000       0     0
RANGE RESOURCES CORP          COMMON            75281A109   877   15000       SH       SOLE                 15000       0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   2303  153552      SH       SOLE                 153552      0     0
SPECTRUM PHARMACEUTICALS INC  OTC IS            84763A108   1924  252224      SH       SOLE                 252224      0     0
SUNOPTA INC                   OTC IS            8676EP108   1193  241900      SH       SOLE                 241900      0     0
VAALCO ENERGY INC.            OTC IS            91851C201   1654  340262      SH       SOLE                 340262      0     0
VENOCO INC                    OPTION            92275P307   1322  150000      SH       SOLE                 150000      0     0
VENOCO INC                    OTC IS            92275P307   1183  134300      SH       SOLE                 134300      0     0
VIEWPOINT FINANCIAL GROUP     COMMON            92672A101   1397  122000      SH       SOLE                 122000      0     0
    Page Column Totals                                      42614